GOLDMAN SACHS VARIABLE INSURANCE TRUST

Service Shares of the

Goldman Sachs Equity Index Fund

(the “Fund”)

Supplement dated June 15, 2022 to the

Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”),

each dated April 29, 2022

Effective June 16, 2022 (the “Effective Date”), Melissa Kapitulik will no longer serve as a portfolio manager for the Fund. In addition, on the Effective Date, John Law will begin serving as a portfolio manager for the Fund. Michael Feehily and Michael Finocchi will continue to serve as portfolio managers for the Fund.

Accordingly, on the Effective Date, the Fund’s disclosures are modified as follows:

All references to Ms. Kapitulik in the Prospectus, Summary Prospectus and SAI are deleted in their entirety.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Equity Index Fund—Summary—Portfolio Management” section of the Prospectus and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Michael Feehily, CFA, Senior Managing Director and Senior Portfolio Manager of SSGA FM, has managed the Fund since 2014. Michael Finocchi, Principal and Portfolio Manager of SSGA FM, has managed the Fund since 2021. John Law, Senior Portfolio Manager of SSGA FM, has managed the Fund since 2022.

The following row is added to the table in the “Service Providers—Fund Managers” section of the Prospectus:

John Law Vice President	Portfolio Manager— Equity Index Fund	Since 2022	John Law, CFA, is a Vice President of SSGA and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. Prior to joining SSGA in 2016, Mr. Law served as a portfolio manager at Dimensional Fund Advisors, where he served as a portfolio manager on the international equities desk, oversaw the international small cap strategy and served as Global Process Lead for foreign exchange. Mr. Law’s prior experience also includes mortgage banking at IndyMac Bank and investment banking with Credit Suisse First Boston. Mr. Law received a Master of Business Administration from the University of Chicago Booth School of Business, where he was a Siebel Scholar, a Master’s degree from Cambridge University and a Bachelor’s degree from Princeton University. Mr. Law also earned the Chartered Financial Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

The following replaces in its entirety the fourth paragraph of the “Portfolio Managers—Other Accounts Managed by the Portfolio Managers ” subsection of the “Management Services” section of the SAI:

The Equity Index Fund is managed by the Sub-Adviser’s Global Equity Beta Solutions Group. Portfolio managers Michael Feehily, Michael Finocchi and John Law jointly and primarily have the day-to-day responsibility for management of the Equity Index Fund.

The following row is added under “Equity Index Fund” in the table in the “Portfolio Managers—Other Accounts Managed by the Portfolio Managers” subsection of the “Management Services” section of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
John Law*	133	$864,913.33	380	$727,975.04	520	$489,991.20	0	$0	0	$0	0	$0

*	Information for this portfolio manager for this Fund is as of April 30, 2022.

The following row is added under “Equity Index Fund” in the table in the “Portfolio Managers—Portfolio Managers’ Ownership of Securities in the Funds They Manage” subsection of the “Management Services” section of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
John Law*	None

*	Information for this portfolio manager for this Fund is as of April 30, 2022.

This Supplement should be retained with your Prospectus, Summary Prospectus and SAI for future reference.

VITEQISSTK 06-22